Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Oct. 01, 2018	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002867
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class AAA
C000002869
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class C
Average Annual Return, Percent		23.38%		31.03%	12.88%		10.39%
C000034309
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class I
C000002866
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class A
Average Annual Return, Percent		17.20%		24.44%	11.61%		10.18%
C000002875
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class C
Average Annual Return, Percent		12.91%		21.97%	4.70%		2.56%
C000034311
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class A
Average Annual Return, Percent		6.84%		15.83%	3.63%		2.40%
C000204772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class A
Average Annual Return, Percent		(11.38%)		4.71%	8.13%	5.66%
C000204774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class C
Average Annual Return, Percent		(6.93%)		10.10%	9.20%	6.61%
C000204771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class I
C000204773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class C
Average Annual Return, Percent		(2.58%)		(0.63%)	5.11%		3.94%
C000034308
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class A
Average Annual Return, Percent		(7.24%)		(5.42%)	3.93%		3.74%
C000002873
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class AAA
C000002871
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class C
Average Annual Return, Percent		(4.17%)		(4.36%)	1.34%		0.79%
C000034310
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class I
C000002872
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class A
Average Annual Return, Percent		(8.77%)		(9.00%)	0.20%		0.56%
Without Sales Load [Member] | C000002867
Average Annual Return [Line Items]
Average Annual Return, Percent		24.36%		32.03%	12.94%		10.84%
Without Sales Load [Member] | C000034309
Average Annual Return [Line Items]
Average Annual Return, Percent		24.36%		32.06%	12.97%		11.18%
Without Sales Load [Member] | C000002875
Average Annual Return [Line Items]
Average Annual Return, Percent		13.38%		22.89%	4.87%		3.03%
Without Sales Load [Member] | C000034311
Average Annual Return [Line Items]
Average Annual Return, Percent		13.37%		22.91%	4.94%		3.31%
Without Sales Load [Member] | C000002865
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.58%)		0.39%	5.17%		4.38%
Without Sales Load [Member] | C000034308
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.61%)		0.35%	5.23%		4.64%
Without Sales Load [Member] | C000002873
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.19%)		(3.44%)	1.48%		1.39%
Without Sales Load [Member] | C000034310
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.19%)		(3.35%)	1.48%		1.63%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.04%		20.75%	12.32%		9.73%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.04%		20.75%	12.32%		9.73%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.04%		20.75%	12.32%		9.73%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.04%		20.75%	12.32%		9.73%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%		19.38%	10.76%		8.43%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.56%		32.58%	10.00%		6.20%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.56%		32.58%	10.00%		6.20%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.56%		32.58%	10.00%		6.20%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.56%		32.58%	10.00%		6.20%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%		20.61%	10.54%		9.49%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%		8.30%	4.63%		4.70%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%		8.30%	4.63%		4.70%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%		8.30%	4.63%		4.70%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%		8.30%	4.63%		4.70%